Structured entities - Conduits (Details) - USD ($) $ in Billions	Dec. 31, 2017	Dec. 31, 2016
Securities investment conduits | Solitaire
Disclosure of information about consolidated structured entities [line items]
Asset backed securities	$ 3.2	$ 4.7
Commercial paper held by HSBC	4.6	6.1
Securities investment conduits | Barion and Malachite
Disclosure of information about consolidated structured entities [line items]
Maximum exposure	0.9	1.3
Multi-seller conduit
Disclosure of information about consolidated structured entities [line items]
Maximum exposure	$ 15.7	$ 15.2